Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
The aggregate future non-cancelable minimum lease payments for our operating leases as of July 31, 2012 and including the new lease for an office space which will house our new corporate headquarters consist of the following:

Fiscal Year Ending July 31,	Operating Leases
2013	$3,146
2014	4,213
2015	4,102
2016	4,092
2017	4,062
2018 and Thereafter	13,227
Total	$32,842